Note 6 - Disclosures to the Statement of Income and Loss - Temporary Differences for which No Deferred Tax Assets Recognized (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Note 6 - Disclosures to the Statement of Income and Loss - Temporary Differences for which No Deferred Tax Assets Recognized (Details) (Parentheticals)
Tax rate	32.98%	32.98%	32.98%